Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Translation Reserves	Other Reserves	Accumulated Deficit	Total	Non-controlling Interest
Beginning balance at Dec. 31, 2018	$ (33,977)	$ 0	$ 152,125	$ 5,241	$ 49,582	$ (241,031)	$ (34,083)	$ 106
Loss for the period	(133,109)					(132,807)	(132,807)	(302)
Other comprehensive loss
Currency translation differences	(7,580)			(7,582)			(7,582)	2
Total comprehensive profit/(loss)	(140,689)			(7,582)		(132,807)	(140,389)	(300)
Shares issued	2,346		2,601		(255)		2,346
Equity compensation plans	3,970					3,970	3,970
Equity conversion feature of convertible notes	17,065				17,065		17,065
Issue of other equity instruments	491				491		491
Shares repurchased	(2,035)		(2,035)				(2,035)
Transaction with owners, recognized directly in equity	21,837		566		17,301	3,970	21,837
Ending balance at Dec. 31, 2019	(152,829)	0	152,691	(2,341)	66,883	(369,868)	(152,635)	(194)
Loss for the period	(240,997)					(240,980)	(240,980)	(17)
Other comprehensive loss
Currency translation differences	(17,560)			(17,564)			(17,564)	4
Total comprehensive profit/(loss)	(258,557)			(17,564)		(240,980)	(258,544)	(13)
Equity compensation plans	3,191					3,191	3,191
Issue of other equity instruments	32,938				32,938		32,938
Shares issued on exercise of share options	41		41				41
Transaction with owners, recognized directly in equity	36,170		41		32,938	3,191	36,170
Ending balance at Dec. 31, 2020	(375,216)	0	152,732	(19,905)	99,821	(607,657)	(375,009)	(207)
Loss for the period	(100,755)					(100,929)	(100,929)	174
Other comprehensive loss
Currency translation differences	199			199			199
Total comprehensive profit/(loss)	(100,556)			199		(100,929)	(100,730)	174
Equity compensation plans	33,909					33,909	33,909
Issue of other equity instruments	5,136				5,136		5,136
Shares issued on exercise of share options	104		104				104
Conversion of debt and preferred shares in merger	576,210		576,210				576,210
Shares issued in merger	24,977		24,977				24,977
Transaction with owners, recognized directly in equity	640,336		601,291		5,136	33,909	640,336
Changes in non-controlling interests	(1,968)					(1,546)	(1,546)	(422)
Ending balance at Dec. 31, 2021	$ 162,596	$ 0	$ 754,023	$ (19,706)	$ 104,957	$ (676,223)	$ 163,051	$ (455)